PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property and equipment
	Equipment	Land		Building		Construction in progress		Leasehold improvements		Computer equipment		Furnitures and fixtures		Total
	$	$	$	$	$	$	$	$	$	$	$	$	$	$	$
Cost
As at June 30, 2018	151,188		-		-		-		-		-		-		151,188
Additions	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
Translation adjustment	-		-		-		-		-		-		-		-
Impairment charge	(151,188)		-		-		-		-		-		-		(151,188)
As at June 30, 2019	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
Additions	-		-		-				1,130,183		44,645		30,984		1,205,812
Translation adjustment	-		21,640		56,264		72,792		-		-		-		150,696
Impairment charge	-		-		-		-		(16,316)		-		-		(16,316)
As at June 30, 2020	-		545,120		1,417,312		1,833,653		1,113,867		44,645		30,984		4,985,581

Accumulated depreciation
As at June 30, 2018	12,770		-		-		-		-		-		-		12,770
Depreciation	30,529		-		-		-		-		-		-		30,529
Impairment charge	(43,299)		-		-		-		-		-		-		(43,299)
As at June 30, 2019	-		-		-		-		-		-		-		-
Depreciation	-		-		-		-		(2,027)		(2,708)		(1,033)		(5,768)
Impairment charge	-		-		-		-		-		-		-		-
As at June 30, 2020	-		-		-		-		(2,027)		(2,708)		(1,033)		(5,768)

Net book value ($)
At June 30, 2019	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
At June 30, 2020	-		545,120		1,417,312		1,833,653		1,111,840		41,937		29,951		4,979,813